EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

Corporate Bonds - 40.8%	Coupon	Maturity	Par Value	Value
Communications - 4.5%
Discovery Communications, LLC	3.800%	03/13/24	$ 2,085,000	$ 2,066,507
Discovery Communications, LLC	3.950%	06/15/25	5,000,000	4,817,033
				6,883,540
Consumer Discretionary - 1.8%
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	2,814,873

Consumer Staples - 1.2%
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,832,353

Energy - 0.6%
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	950,149

Financials - 15.4%
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	12/31/49	2,000,000	1,965,681
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,035,779
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,645,588
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,130,660
First Maryland Capital I (TSFR3M + 126.161) (a)	6.655%	01/15/27	2,000,000	1,810,667
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/49	5,000,000	4,820,727
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,647,877
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 6/30/26) (a)	3.125%	06/30/31	2,200,000	1,714,618
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.300%	05/15/27	2,000,000	1,856,999
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,885,609
				23,514,205
Health Care - 8.4%
Danaher Corporation	2.200%	11/15/24	1,492,000	1,437,934
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,369,237
McKesson Corporation	0.900%	12/03/25	3,900,000	3,535,277
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,444,413
				12,786,861
Industrials - 0.5%
Republic Services, Inc.	2.500%	08/15/24	849,000	826,316

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 40.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 3.4%
Ball Corporation	4.000%	11/15/23	$ 2,000,000	$ 1,995,034
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,310,513
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,926,409
				5,231,956
Technology - 3.3%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,027,384

Utilities - 1.7%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,634,845

Total Corporate Bonds (Cost $66,780,188)				$ 62,502,482

Convertible Bonds - 51.9%	Coupon	Maturity	Par Value	Value
Communications - 12.9%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,187,000
Dish Network Corporation	2.375%	03/15/24	2,000,000	1,912,500
Dish Network Corporation	0.000%	12/15/25	4,000,000	2,440,079
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	5,133,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,061,000
				19,733,579
Consumer Discretionary - 16.1%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,640,000
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,328,747
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,367,100
Etsy, Inc.	0.250%	06/15/28	4,000,000	2,946,000
Ford Motor Company	0.000%	03/15/26	5,000,000	4,587,500
Guess Inc., 144A	3.750%	04/15/28	5,000,000	5,122,409
Patrick Industries, Inc.	1.750%	12/01/28	5,000,000	4,702,500
				24,694,256
Financials - 6.5%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,000,000
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,209,316
Redwood Trust, Inc.	5.625%	07/15/24	5,000,000	4,849,998
				10,059,314
Technology - 16.4%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,737,814
DocuSign, Inc.	0.000%	01/15/24	6,000,000	5,906,544
Envestnet, Inc.	0.750%	08/15/25	5,500,000	4,988,500

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 51.9% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 16.4% (Continued)
Guidewire Software, Inc.	1.250%	03/15/25	$ 5,000,000	$ 5,017,500
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	4,450,000
				25,100,358

Total Convertible Bonds (Cost $83,571,872)				$ 79,587,507

Bank Debt - 1.8%	Coupon	Maturity	Par Value	Value
Financials - 1.8%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $2,751,448)	10.750%	09/22/24	$ 2,751,448	$ 2,802,487

Common Stocks - 0.9%			Shares	Value
Financials - 0.9%
Capital One Financial Corporation			9,904	$ 1,003,176
Lincoln National Corporation			15,673	341,201
Total Common Stocks (Cost $934,971)				$ 1,344,377

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.27% (e) (Cost $5,961,623)	5,961,623	$ 5,961,623

Total Investments at Value - 99.3% (Cost $160,000,102)		$ 152,198,476

Other Assets in Excess of Liabilities - 0.7%		1,037,473

Net Assets - 100.0%		$ 153,235,949

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,967,687 as of October 31, 2023, representing 5.9% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2023 was $4,450,364, representing 2.9% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $4,450,364 as of October 31, 2023, representing 2.9% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2023.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

Corporate Bonds - 96.0%	Coupon	Maturity	Par Value	Value
Communications - 5.4%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,600,298
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,897,143
VeriSign, Inc.	5.250%	04/01/25	5,000,000	4,940,417
VeriSign, Inc.	4.750%	07/15/27	6,000,000	5,721,436
				21,159,294
Consumer Discretionary - 8.7%
General Motors Financial Company, Inc.	4.350%	01/17/27	2,100,000	1,973,357
LKQ Corporation	5.750%	06/15/28	11,000,000	10,662,560
Marriott International, Inc., Series KK	4.900%	04/15/29	11,000,000	10,321,201
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	10,819,459
				33,776,577
Consumer Staples - 7.3%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	7,761,721
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,167,727
Mondelez International, Inc.	2.125%	03/17/24	10,544,000	10,392,476
				28,321,924
Energy - 0.9%
AEP Texas Central Company, Series G, 144A	3.850%	10/01/25	3,750,000	3,591,949

Financials - 26.2%
American Express Company	2.250%	03/04/25	11,500,000	10,936,482
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	03/05/65	9,450,000	9,287,845
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	9,004,430
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	10,582,351
CNG Holdings, Inc., 144A	14.500%	06/30/26	3,969,000	3,393,495
First Maryland Capital I (TSFR3M + 126.161) (a)	6.655%	01/15/27	5,000,000	4,526,667
Loews Corporation	3.750%	04/01/26	12,000,000	11,478,038
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	12,000,000	11,569,746
Morgan Stanley, Series I (SOFR + 166.9, effective 07/17/25) (a)	4.679%	07/17/26	8,000,000	7,772,277
MSCI, Inc., 144A	4.000%	11/15/29	4,000,000	3,444,712
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,241,163
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 6/30/26) (a)	3.125%	06/30/31	5,800,000	4,520,357

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 96.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 26.2% (Continued)
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.300%	05/15/27	$ 5,788,000	$ 5,374,154
Wells Fargo & Company, Series Q	4.150%	01/24/29	5,000,000	4,544,110
				101,675,827
Health Care - 19.3%
AmerisourceBergen Corporation	3.400%	05/15/24	6,000,000	5,917,876
Danaher Corporation	2.200%	11/15/24	858,000	826,908
Edwards Lifesciences Corporation	4.300%	06/15/28	11,400,000	10,688,136
Humana, Inc.	3.950%	03/15/27	4,500,000	4,244,601
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	13,107,712
McKesson Corporation	0.900%	12/03/25	12,065,000	10,936,696
Stryker Corporation	3.375%	11/01/25	2,530,000	2,422,375
Stryker Corporation	3.650%	03/07/28	6,000,000	5,541,020
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	10,815,000	10,347,591
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	10,951,209
				74,984,124
Industrials - 12.7%
HEICO Corporation	5.250%	08/01/28	10,900,000	10,519,911
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	10,633,352
Penske Truck Leasing Company, L.P., 144A	3.350%	11/01/29	3,000,000	2,508,600
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,454,178
Roper Technologies, Inc.	3.800%	12/15/26	4,933,000	4,659,651
Timken Company (The)	4.500%	12/15/28	12,433,000	11,478,202
				49,253,894
Materials - 7.6%
Ball Corporation	4.000%	11/15/23	2,000,000	1,995,033
Ball Corporation	5.250%	07/01/25	8,836,000	8,698,268
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,370,069
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,633,413
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	10,856,279
				29,553,062
Technology - 7.9%
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,787,762
Hewlett Packard Enterprise Company	4.900%	10/15/25	11,231,000	11,007,408
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,448,086
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,027,384
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,570,826
				30,841,466

Total Corporate Bonds (Cost $393,264,715)				$ 373,158,117

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.5%	Coupon	Maturity	Par Value	Value
Financials - 1.5%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $5,586,272)	10.750%	09/22/24	$ 5,586,273	$ 5,689,898

Money Market Funds - 1.5%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.27% (e) (Cost $5,912,825)			5,912,825	$ 5,912,825

Total Investments at Value - 99.0% (Cost $404,763,812)				$ 384,760,840

Other Assets in Excess of Liabilities - 1.0%				3,832,478

Net Assets - 100.0%				$ 388,593,318

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,092,465 as of October 31, 2023, representing 7.2% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2023 was $10,931,061, representing 2.8% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $10,931,061 as of October 31, 2023, representing 2.8% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2023.